Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Quantitative Master Series LLC
Entity Central Index Key	0001025836
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000007401 [Member]
Shareholder Report [Line Items]
Fund Name	Master Small Cap Index Series
Class Name	Master Small Cap Index Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series, which is included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Series costs for the last year ?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Net Assets	$ 4,809,236,398
Holdings Count | Holding	1,981
Advisory Fees Paid, Amount	$ 428,243
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Series statistics
Net Assets	$4,809,236,398
Number of Portfolio Holdings	1,981
Net Investment Advisory Fees	$428,243
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Series invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	18.9%
Financials	17.8%
Industrials	17.5%
Information Technology	14.8%
Consumer Discretionary	9.0%
Real Estate	5.7%
Energy	4.8%
Materials	4.4%
Utilities	3.0%
Communication Services	2.8%
Other*	2.5%
Short-Term Securities	11.9%
Liabilities in Excess of Other Assets	(13.1)
Ten largest holdings
Security(b)(c)	Percent of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
iShares Russell 2000 ETF	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
(b)	Excludes underlying investments in equity swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)(c)	Percent of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
iShares Russell 2000 ETF	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Co.	0.4%
(b)Excludes underlying investments in equity swaps.(c)Excludes short-term securities.